EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Short-term employee benefits	$ 5,287,746	$ 4,765,708	$ 2,961,866
Share-based payment expense	2,078,921	2,060,666	0
Severances	0	0	17,506
Total	$ 7,366,667	$ 6,826,374	$ 2,979,372